RISK MANAGEMENT - Interest Rate Benchmark Reform (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Loans	$ 251,427,847	$ 237,728,544
TOTAL ASSETS	352,199,072	342,928,809
Liabilities
Term deposits	106,871,203	98,686,516
TOTAL LIABILITIES	311,994,122	303,879,080
USD LIBOR
Assets
Loans	26,867	66,351
TOTAL ASSETS	26,867	66,351
Liabilities
Loans	52	323
Term deposits	9,886	6,750
TOTAL LIABILITIES	$ 9,938	$ 7,073